NOTE 6 - INTANGIBLE ASSETS, NET: Schedule of Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of June 30,
	2018	2017
Software	$207,396	$156,389
Land use right	2,294,624	-
Less: accumulated amortization	(111,449)	(70,375)
Intangible assets, net	$2,390,571	$86,014